DERIVATIVES AND HEDGING ACTIVITES	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVES AND HEDGING ACTIVITES

NOTE 8:        DERIVATIVES AND HEDGING ACTIVITES

The fair value of the Company’s outstanding derivative instruments is as follows:

		December 31,
	Balance sheet	2021	2020

Derivatives designate as hedging instruments:

Foreign exchange forward contracts and other derivatives	''Prepaid expenses and other current assets''	$75	$-
	''Accumulated other comprehensive income''	75	-

Derivatives not designated as hedging instruments:

Foreign exchange forward contracts and other derivatives	''Prepaid expenses and other current assets''	$21	$-
	''Accrued expenses and other liabilities''	3	-

The net amounts reclassified from accumulated other comprehensive loss to the operating expenses are as follows:

	Gain recognized in Statements of Comprehensive Income		Gain (loss) recognized in consolidated statements of Income
	Year ended December 31,		Year ended December 31,
	2021	Statement of Income	2021	2020	2019
Derivatives designated as hedging instruments:
Foreign exchange options and forward contracts	$(75)	"Operating expenses"	$167	$764	$272

Derivatives not designated as hedging instruments:
Foreign exchange options and forward contracts	-	"Financial expenses"	24	(166)	59
SWAP	-	"Financial expenses"	-	-	380

Total	$(75)		$191	$598	$711